Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	$ 4,193,255	$ 3,840,982	$ 3,248,091
Non Life
Losses and Loss Expenses by Segment [Line Items]
Net incurred losses	3,168,647	3,005,567	2,566,932
Life and Health
Losses and Loss Expenses by Segment [Line Items]
Net incurred losses	$ 1,024,608	$ 835,415	$ 681,159